Revenues	6 Months Ended
Feb. 28, 2025
Revenues
Revenues

17. Revenues

	Three-month period	Three-month period	Six-month period	Six-month period
	ended February 28,	ended February 29,	ended February 28,	ended February 29,
	2025	2024	2025	2024
	$	$	$	$
Sales of boats	68,133	170,614	157,164	258,707
Sales of parts and boat maintenance	10,199	5,414	41,560	35,911
Boat rental and boat club membership revenue	26,950	552,583	48,969	1,420,385
	105,282	728,611	247,693	1,715,003

Revenues from external customers for the three and six-month periods ended February 28, 2025 were primarily from the U.S.